Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 499	$ 712
Accounts receivable (Note 9)	697	719
Due from related parties (Note 29)	399	422
Other current assets (Note 10)	301	181
Total current assets	1,896	2,034
Property, plant and equipment (Note 11)	23,748	22,548
Other long-term assets:
Regulatory assets (Note 13)	3,561	4,571
Deferred income tax assets (Note 7)	10	16
Intangible assets (Note 12)	567	512
Goodwill (Note 4)	373	373
Other assets (Note 14)	66	79
Total other long-term assets	4,577	5,551
Total assets	30,221	30,133
Current liabilities:
Short-term notes payable (Note 17)	1,045	800
Long-term debt payable within one year (includes $nil measured at fair value; 2020 - $303) (Notes 17, 18)	603	806
Accounts payable and other current liabilities (Note 15)	1,042	1,026
Due to related parties (Note 29)	255	328
Total current liabilities	2,945	2,960
Long-term liabilities:
Long-term debt (Notes 17, 18)	12,593	12,302
Regulatory liabilities (Note 13)	362	231
Deferred income tax liabilities (Note 7)	367	56
Other long-term liabilities (Note 16)	2,694	3,686
Total long-term liabilities	16,016	16,275
Total liabilities	18,961	19,235
Contingencies and Commitments (Notes 31, 32)
Subsequent Events (Note 34)
Noncontrolling interest subject to redemption (Note 28)	20	22
Equity
Common shares (Note 24)	2,957	2,957
Retained earnings	8,229	7,877
Accumulated other comprehensive loss	(14)	(30)
Hydro One shareholder’s equity	11,172	10,804
Noncontrolling interest (Note 28)	68	72
Total equity	11,240	10,876
Total liabilities, preferred shares, noncontrolling interest subject to redemption and equity	$ 30,221	$ 30,133